INCOME TAXES (Details 1)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
INCOME TAXES
Convertible debt	$ 0			$ 4,939
Licenses		$ 36,540	$ 0